[logo] [graphic omitted]
                                 LIBERTY NEWPORT
                                   TIGER FUND

                                SEMIANNUAL REPORT
                                 JUNE 30, 2001

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

[Photo of Stephen E. Gibson]


Dear Shareholder:

Investing abroad offers many potential advantages. It gives you exposure to a wider range of investment opportunities and broader diversification. While this strategy is often worthwhile, recently its merits have been harder to find, especially in the Asia Pacific markets. Nevertheless, we believe that it would be shortsighted to overlook the impressive economic growth taking place in China.

Staying the course with your investments can be hard to do, especially during periods of uncertainty or change. However, we believe it's important for long-term investors to maintain exposure to the international markets, particularly because it is hard to know exactly when these markets may turn around.

Over the past 12 months we have witnessed a global slowdown, seen disappointing earnings and heard profit-warning announcements from companies around the world. These factors generally depressed the global markets, including those in the Tiger countries. However, the declines did not reflect the strong long-term fundamentals that your fund's management team has been seeing at many companies they follow.

Your fund's portfolio manager highlights the opportunities in the Tiger countries and shares his outlook for the fund beginning on page 2. I encourage you to take a look at what he has to say.

     Sincerely,

 /s/ Stephen E. Gibson

     Stephen E. Gibson
     President

-------------------------------------------------------------------------------
  PERFORMANCE HIGHLIGHTS as of 6/30/01 ($)
  NET ASSET VALUE PER SHARE
        Class A                                    10.08
        Class B                                     9.79
        Class C                                     9.81
        Class T                                    10.13
        Class Z                                    10.10
-------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions.

There can be no assurance that the trends described in this report will continue or come to pass because economic and market conditions change frequently.

                                                     ---------------------------
                                                     Not FDIC   May Lose Value
                                                               -----------------
                                                     Insured   No Bank Guarantee
                                                     ---------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION -- LIBERTY NEWPORT TIGER FUND
--------------------------------------------------------------------------------

         CLASS A                 CLASS A
          SHARES                  SHARES
         WITHOUT                   WITH                     MSCI
          SALES                    SALES                    EAFE
          CHARGE                  CHARGE                   (GDP)
--------------------------------------------------------------------------------
6/30/1991 $ 9,425                 $10,000                 $10,000
            9,058                   9,611                  10,793
            9,757                  10,352                  11,061
           10,389                  11,023                  10,286
           11,738                  12,454                  10,629
           11,138                  11,818                  10,368
           11,912                  12,639                   9,994
           13,032                  13,827                  11,178
           14,102                  14,963                  12,184
           15,239                  16,169                  13,188
           20,874                  22,148                  13,349
           16,981                  18,017                  14,086
           18,005                  19,104                  14,452
           19,935                  21,152                  14,510
           18,378                  19,500                  14,392
           18,498                  19,626                  14,643
           20,440                  21,687                  14,981
           20,610                  21,867                  15,475
           21,368                  22,672                  16,000
           23,255                  24,674                  16,467
           22,534                  23,909                  16,861
           22,688                  24,072                  16,817
           23,704                  25,150                  17,221
           22,066                  23,412                  17,338
           24,586                  26,086                  19,279
           21,491                  22,802                  19,467
           15,654                  16,609                  18,215
           15,758                  16,720                  21,366
           10,831                  11,491                  22,199
           9,9970                  10,607                  18,980
           13,765                  14,604                  23,078
           14,083                  14,942                  23,554
           18,116                  19,221                  24,383
           17,444                  18,508                  25,721
           23,830                  25,284                  30,233
           24,414                  25,903                  30,493
           23,406                  24,834                  29,200
           21,725                  23,051                  26,733
           20,063                  21,287                  25,535
           17,728                  18,809                  22,494
6/30/2001  17,835                  18,923                  22,152


VALUE OF A $10,000 INVESTMENT
IN LIBERTY NEWPORT TIGER FUND
6/30/91 - 6/30/01

PERFORMANCE OF A $10,000 INVESTMENT
IN ALL SHARE CLASSES
6/30/91 - 6/30/01 ($)

                                      without   with
                                       sales    sales
                                      charge   charge
--------------------------------------------------------
Class A                                18,923   17,835
--------------------------------------------------------
Class B                                18,033   18,033
--------------------------------------------------------
Class C                                18,058   18,058
--------------------------------------------------------
Class T                                19,194   18,090
--------------------------------------------------------
Class Z                                19,138      N/A

The Morgan Stanley Capital International (MSCI) EAFE (GDP) Index is an unmanaged index that tracks the performance of equity securities of developed countries outside North America, including Hong Kong and Singapore. Unlike mutual funds, indexes are not an investment and do not incur fees or expenses. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/01 (%)

Share class                          A                       B                       C                       T               Z
Inception                          4/1/95                  4/1/95                  4/1/95                 5/31/89         5/31/89
-----------------------------------------------------------------------------------------------------------------------------------
                            without       with      without       with      without       with      without       with    without
                             sales        sales      sales        sales      sales        sales      sales       sales     sales
                            charge       charge     charge       charge     charge       charge     charge       charge    charge
-----------------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)           -11.11       -16.22     -11.40       -15.83     -11.38       -12.27     -10.98      -16.10    -11.01
-----------------------------------------------------------------------------------------------------------------------------------
1-year                         -23.81       -28.19     -24.34       -28.13     -24.36       -25.12     -23.55      -27.94    -23.60
-----------------------------------------------------------------------------------------------------------------------------------
5-year                          -4.57        -5.69      -5.29        -5.67      -5.28        -5.28      -4.34       -5.47     -4.40
-----------------------------------------------------------------------------------------------------------------------------------
10-year                          6.59         5.96       6.07         6.07       6.09         6.09       6.74        6.11      6.71

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for class A and T shares and the contingent deferred sales charge (CDSC) maximum charge of 5% for one year and 2% for five years for class B shares and 1% for one year for class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The fund was originally introduced on 5/31/89 and became Colonial Newport Tiger Fund on 4/1/95 when class A, B, and D (since designated C) shares were offered. On 4/30/98, the fund was renamed Newport Tiger Fund. The fund was renamed Liberty Newport Tiger Fund on July 14, 2000. Please see the fund's prospectus for additional details. Class A, B and C share performance information includes returns of the fund's class T shares for periods prior to the inception dates of those classes. These class T share returns are not restated to reflect any expense differential, e.g., Rule 12b-1 fees, between class T shares and the class A, B, and C shares. Had the expense differential been reflected, the returns for the periods prior to the inception date of the class A, B and C shares would have been lower.

--------------------------------------------------------------------------------
TOP 10 HOLDINGS AS OF 6/30/01 (%)

CHINA MOBILE                                                       6.4
HONG KONG AND CHINA GAS                                            6.3
HSBC HOLDINGS                                                      5.5
HUTCHISON WHAMPOA                                                  5.4
DBS BANK LTD.                                                      5.3
SUN HUNG KAI PROPERTIES                                            5.3
LI & FUNG                                                          4.9
CHEUNG KONG                                                        4.8
SINGAPORE PRESS                                                    4.2
SINGAPORE TECH ENGINEERING                                         4.2

CALCULATED AS A PERCENTAGE OF NET ASSETS.

TOP FIVE COUNTRIES
AS OF 6/30/01 (%)

HONG KONG                                                         60.3
SINGAPORE                                                         22.7
INDIA                                                              6.1
TAIWAN                                                             5.7
KOREA                                                              2.7

CALCULATED AS A PERCENTAGE OF NET ASSETS. SINCE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THE SAME PORTFOLIO AND COUNTRY HOLDINGS IN THE FUTURE.

BOUGHT
--------------------------------------------------------------------------------
ZHEJIANG EXPRESSWAY
(0.9% OF NET ASSETS)

ZHEJIANG EXPRESSWAY IS A TOLL-ROAD OPERATOR LOCATED IN A THRIVING
COASTAL PROVINCE IN EASTERN CHINA. WE HAVE TAKEN AN INITIAL POSITION IN
THIS COMPANY BECAUSE WE BELIEVE THAT IT IS AN EXCELLENT VEHICLE FOR PARTICIPATING IN CHINA'S STRONG DOMESTIC GROWTH. THE STOCK RECENTLY HAS HAD A RELATIVELY HIGH DIVIDEND YIELD OF 5%, EARNINGS GROWTH OF 16% AND
SELLS AT A MULTIPLE OF 10 TIMES EARNINGS.

SOLD
--------------------------------------------------------------------------------
HSBC HOLDINGS
(5.5% OF NET ASSETS)

ALTHOUGH THIS WORLD-CLASS BANK REMAINS A CORE HOLDING, WE HAVE TRIMMED THE FUND'S POSITION IN IT AS IT HAS SUCCESSFULLY TRANSFORMED ITSELF INTO A GLOBAL BANK, WITH ASSETS EQUALLY DISTRIBUTED BETWEEN THE UNITED STATES, EUROPE AND ASIA. WHILE WE ARE SANGUINE ABOUT ASIA'S FINANCIAL SERVICES INDUSTRY, WE ARE CONCERNED OVER THE WORSENING CREDIT ENVIRONMENT IN EUROPE AND THE UNITED STATES.

SINCE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THESE HOLDINGS IN THE FUTURE.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

Activity in Asia's Tiger markets for the six-month period ended June 30, 2001 reflected the continuing downdraft seen in the US markets over the same period. In this environment, Liberty Newport Tiger Fund declined 11.11% (class A without sales charge). This performance compares favorably to the negative 13.25% of its benchmark, the MSCI EAFE (GDP) Index for the same period. The fund's peers had stronger performance as measured by the negative 4.74% average return of Lipper Pacific Ex-Japan funds. The fund's weakness can be attributed to its concentration in Singapore and Hong Kong, whose markets fared worse than many of their neighbors.

ONE OF THE ONLY GROWTH STORIES
China remains, in our opinion, one of the world's most exciting growth stories. This is reflected in the fund's 60.3% (of net assets) position in Hong Kong. We also hold a 5.7% position in Taiwan, which we consider part of Greater China. Although global growth is slowing, this affects China to a lesser degree because their exports are lower down the technology chain than those of many other exporters. Going forward, we believe domestic demand, rather than exports will be the driver of China's growth.

TECHNOLOGY DOWNTURN FELT
Trade-dependent economies such as Taiwan, Korea and Singapore felt the pain of the continuing global economic slowdown. This was especially true in the technology and telecommunications industries. Singapore, at 19.7% of net assets, has been one of the worst performers in the region over the six months. Many critics question the validity of Singapore's "old" model, which featured strong government participation in the corporate world, and question whether Singapore has the entrepreneurial spirit necessary to succeed in the future. We do not agree. Singapore's government is aware of the challenges facing them and has made wide sweeping changes. Given the selloff, many top-quality companies, such as long-time holding DBS Bank Ltd.--Development Bank of Singapore (5.3% of net assets)--are selling at very attractive valuations. We believe in the management of such companies and think they will be successful in their drive to become regional players.

LINKS TO US MARKETS REMAIN FOR NOW
Outside mainland China, the region's stock markets have illustrated that while Asian stock prices have long-term value, their current fate is linked to the US stock market and economy. Over time, we believe that this relationship for the less export-sensitive sectors will break down, with stocks performing more in line with their own fundamentals.

/s/ CHRIS LEGALLET

CHRIS LEGALLET is portfolio manager of Liberty Newport Tiger Fund and is president and chief investment officer of Newport Fund Management, Inc.


International investing offers significant long-term growth potential, but also involves certain risks. Since many of the Tiger countries are considered emerging markets, they are subject to a great degree of social, political, currency and economic instability.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

June 30, 2001 (Unaudited)

COMMON
STOCKS - 98.1%                               COUNTRY      SHARES          VALUE
--------------------------------------------------------------------------------
BANKS - 14.7%
DBS Bank Ltd. (a)                              SI      4,747,859   $ 34,889,668
HSBC Holdings
  PLC (a)                                      HK      3,015,652     35,938,013
Hang Seng Bank
  Ltd. (a)                                     HK      1,913,600     19,626,918
Kookmin Bank                                   KO        205,360      2,760,825
Overseas Chinese
  Banking Corp.,
  Ltd. (a)                                     SI        458,316      2,990,930
                                                                   ------------
                                                                     96,206,354
                                                                   ------------
CAPITAL GOODS - 12.2%
AEROSPACE & DEFENSE - 4.2%
Singapore Technologies
  Engineering Ltd.                             SI     19,311,000     27,322,391
                                                                   ------------
SPECIAL TRADE CONTRACTORS - 1.1%
Sembcorp Marine Ltd.                           SI      2,000,000      1,058,404
Zhejiang Expressway
  Co., Ltd., Class H                           HK     25,250,000      6,150,720
                                                                   ------------
                                                                      7,209,124
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 3.4%
Hon Hai Precision
  Industry Co., Ltd.                           TW        512,000      2,695,521
Johnson Electric
  Holdings Ltd. (a)                            HK     14,442,200     19,811,990
                                                                   ------------
                                                                     22,507,511
                                                                   ------------
INDUSTRIAL CONGLOMERATES - 3.5%
Citic Pacific Ltd. (a)                         HK      7,355,000     22,772,503
                                                                   ------------
CONSUMER DURABLES & APPAREL - 6.0%
APPAREL & ACCESSORIES - 5.6%
Li & Fung Ltd. (a)(b)                          HK     19,436,000     31,895,383
President Chain Store
  Corp                                         TW      2,088,776      4,526,289
                                                                   ------------
                                                                     36,421,672
                                                                   ------------
PHOTOGRAPHIC EQUIPMENT - 0.4%
China Hong Kong Photo
  Products Holdings
  Ltd                                          HK     29,909,000      2,952,593
                                                                   ------------
DIVERSIFIED FINANCIALS - 7.6%
CONSUMER FINANCE - 2.2%
Housing Development
  Finance Corp., Ltd.                          ID      1,001,219     14,174,356
                                                                   ------------
MULTI-SECTOR HOLDINGS - 5.4%
Hutchison Whampoa
  Ltd. (a)                                     HK      3,508,100     35,418,771
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.9%
INTEGRATED TELECOMMUNICATION SERVICES - 2.9%
China Unicom
  Ltd. (a)(b)                                  HK      6,258,000     10,911,524
Korea Telecom Corp., ADR                       KO        363,364      7,986,741
                                                                   ------------
                                                                     18,898,265
                                                                   ------------
ENERGY - 7.3%
INTEGRATED OIL & GAS - 1.0%
PetroChina Co., Ltd.,
  Class H                                      HK     30,000,000      6,230,849
                                                                   ------------
GAS UTILITIES - 6.3%
Hong Kong & China
  Gas Co., Ltd. (a)                            HK     32,791,100     41,199,602
                                                                   ------------
MANUFACTURING - 1.0%
CHEMICALS & ALLIED PRODUCTS - 1.0%
Nestle India Ltd.                              ID        556,000      6,595,407
                                                                   ------------
MEDIA - 4.7%
PUBLISHING & PRINTING - 4.7%
Singapore Press
  Holdings Ltd. (a)                            SI      2,520,400     27,643,543
South China Morning
  Post Ltd.                                    HK      4,609,000      3,043,161
                                                                   ------------
                                                                     30,686,704
                                                                   ------------
REAL ESTATE - 12.7%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 12.7%
Cheung Kong
  (Holdings) Ltd. (a)                          HK      2,881,000     31,395,915
City Developments Ltd.                         SI      2,793,500     10,800,206
HKR International Ltd. (a)                     HK     15,204,800      5,896,809
Sun Hung Kai
  Properties Ltd. (a)                          HK      3,852,000     34,693,137
                                                                   ------------
                                                                     82,786,067
                                                                   ------------
RETAILING - 3.0%
APPAREL RETAIL - 3.0%
Giordano International
  Ltd. (a)                                     HK     38,238,000     19,854,600
                                                                   ------------
SOFTWARE & SERVICES - 2.9%
INFORMATION TECHNOLOGY CONSULTING & SERVICES - 2.9%
Infosys Technologies Ltd.                      ID        240,550     19,234,537
                                                                   ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 11.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
Venture Manufacturing
  (Singapore) Ltd. (a)                         SI      2,143,000     14,220,071
                                                                   ------------
NETWORKING EQUIPMENT - 1.5%
Datacraft Asia Ltd. (a)                        SI      2,414,600      9,851,568
                                                                   ------------
SEMICONDUCTORS - 7.6%
Samsung Electronics                            SI        131,840     19,501,857
Taiwan Semiconductor
  Manufacturing
  Co. (b)(c)                                   TW     14,401,007     26,808,158
United Microelectronics
  Corp., ADR (b)                               TW      2,655,000      3,529,188
                                                                   ------------
                                                                     49,839,203
                                                                   ------------
UTILITIES - 11.8%
ELECTRIC UTILITIES - 3.8%
Huaneng Power
  International, Inc.                          HK     40,650,000     24,885,411
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES - 8.0%
Cable & Wireless
  Optus Ltd.                                   AT      2,000,000      3,786,797
China Mobile
  Ltd. (b)(c)                                  HK      7,798,000     41,641,319
SK Telecom Co., Ltd.                           KO         47,270      6,974,000
                                                                   ------------
                                                                     52,402,116
                                                                   ------------
Total Common Stocks
  (cost of $566,198,036)                                            641,669,675
                                                                   ------------
SHORT-TERM OBLIGATION - 1.4%                                 PAR
--------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
  dated 06/29/ 01, due 07/02/01 at 3.950%,
  collateralized by U.S. Treasury bonds
  and/or notes with various maturities to
  2026, market value $9,201,253 (Repurchase
  proceeds $9,045,977)                                $9,043,000      9,043,000
                                                                   ------------
Total Investments
  (cost of $575,241,036)(d)                                         650,712,675
                                                                   ------------
OTHER ASSETS & LIABILITIES,
  NET - 0.5%
                                                                      3,393,194
-------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                $654,105,869
                                                                   ------------

NOTES TO INVESTMENT PORTFOLIO:

(a)  All or a portion of these securities are on loan.
(b)  Non-income producing.
(c) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
(d) Cost for both financial statement and federal income tax purposes is the same.

SUMMARY OF
SECURITIES
                                                                         % OF
                                                                        TOTAL
BY COUNTRY                   COUNTRY            VALUE             INVESTMENTS
-----------------------------------------------------------------------------
Hong Kong                   HK                 $394,319,218             60.6%
Singapore                   SI                  148,278,638             22.8
India                       ID                   40,004,300              6.1
Taiwan                      TW                   37,559,156              5.8
Korea                       KO                   17,721,566              2.7
United States                                     9,043,000              1.4
Australia                   AT                    3,786,797              0.6
                                               ------------            ------
                                               $650,712,675            100.0%
                                               ------------            ------

Certain securities are listed by country of underlying exposure but may trade predominantly on the other exchanges.

            ACRONYM                             NAME
            -------                             ----
              ADR                   American Depositary Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 2001 (Unaudited)

ASSETS
Investments at value
 (cost $575,241,036)                                          $ 650,712,675
Foreign currencies (cost of $2,654,260)                           2,468,265
Investments held as collateral for loaned securities            168,078,145
Receivable for:
 Investments sold                                                 4,116,949
 Fund shares sold                                                13,100,446
 Interest                                                             1,984
 Dividend                                                         1,527,751
 Deferred Trustees' compensation plan                                   978
Other                                                                 6,936
                                                              -------------
    Total Assets                                                840,014,129
                                                              -------------
LIABILITIES
Payable for:
 Investments held as collateral for loaned securities           168,078,145
 Fund shares repurchased                                         12,354,439
 Investments purchased                                            4,587,365
 Management fee                                                     439,035
 Administration fee                                                 139,400
 Transfer agent fee                                                  95,411
 Bookkeeping fee                                                     20,308
 Custody fee                                                         29,272
 Trustees' fee                                                        2,500
 Deferred trustees' fee                                                 978
Other                                                               161,407
                                                              -------------
    Total Liabilities                                           185,908,260
                                                              -------------
NET ASSETS                                                    $ 654,105,869
                                                              -------------

COMPOSITION OF NET ASSETS
Paid in capital                                               $ 815,874,545
Undistributed net investment income                               4,718,651
Accumulated net realized loss on investments and foreign
 currency transactions                                         (241,774,155)
Net unrealized appreciation/depreciation on:
 Investments                                                     75,471,639
 Foreign currency translations                                     (184,811)
                                                              -------------
NET ASSETS                                                    $ 654,105,869
                                                              -------------
Net asset value and redemption
price per share - Class A
($241,802,416/23,984,168)                                     $       10.08(a)
                                                              -------------
Maximum offering price per share - Class A
 ($10.08/0.9425)                                              $       10.69(b)
                                                              -------------
Net asset value and offering price per share - Class B
 ($203,167,145/20,751,270)                                    $        9.79(a)
                                                              -------------
Net asset value and offering price per share - Class C
 ($34,197,293/3,487,052)                                      $        9.81(a)
                                                              -------------
Net asset value and redemption price per share - Class T
 ($37,557,922/3,708,409)                                      $       10.13(a)
                                                              -------------
Maximum offering price per share - Class T
 ($10.13/0.9425)                                              $       10.75(b)
                                                              -------------
Net asset value, redemption and offering price per share -
 Class Z ($137,381,093/13,601,091)                            $       10.10
                                                              -------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2001
(Unaudited)

INVESTMENT INCOME
Dividend Income                                               $  11,996,918
Interest Income (including income on
 securities loaned of $166,503)                                     512,499
                                                              -------------
    Total Investment Income (net of
      nonreclaimable foreign taxes
      withheld at source which
      amounted to $1,280,349)                                    12,509,417

EXPENSES
Management fee                             $   2,939,008
Administration fee                               938,003
Service fee - Class A                            352,862
Service fee - Class B                            295,992
Service fee - Class C                             48,935
Distribution fee - Class B                       878,227
Distribution fee - Class C                       145,332
Custody fee                                      541,631
Transfer agent fee                               536,675
Bookkeeping fee                                  136,070
Trustees' fee                                     21,886
Other expenses                                   191,612
                                           -------------
Total Expenses                                                    7,026,233
                                                              -------------
Net Investment Income                                             5,483,184
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
 Investments                                   9,297,706
 Foreign currency transactions                  (745,669)
                                           -------------
    Net realized gain                                             8,552,037

Net change in unrealized appreciation/
 depreciation on:

 Investments                                 (89,743,464)
 Foreign currency translations                 1,441,231
                                           -------------
    Net change in unrealized
     appreciation/depreciation                                  (88,302,233)
                                                              -------------
    Net Loss                                                    (79,750,196)
                                                              -------------
Decrease in Net Assets from Operations                        $ (74,267,012)
                                                              -------------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      (UNAUDITED)
                                                                      SIX MONTHS
                                                                         ENDED            YEAR ENDED
                                                                        JUNE 30,         DECEMBER 31,
                                                                          2001               2000
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)                                         $     5,483,184    $    (1,687,587)
Net realized gain on investments and foreign currency transactions         8,552,037         81,940,719
Net change in unrealized
 appreciation/depreciation
 on investments and foreign
 currency translations
                                                                         (88,302,233)      (233,117,679)
                                                                     ---------------    ---------------
    Net Decrease from Operations                                         (74,267,012)      (152,864,547)
                                                                     ---------------    ---------------
SHARE TRANSACTIONS:
Subscriptions - Class A                                                  413,845,244        706,027,639
Redemptions - Class A                                                   (471,914,201)      (739,683,015)
                                                                     ---------------    ---------------
  Net Decrease -
    Class A                                                              (58,068,957)       (33,655,376)
                                                                     ---------------    ---------------
Subscriptions - Class B                                                    7,128,999         24,161,559
Redemptions - Class B                                                    (41,468,046)      (108,657,243)
                                                                     ---------------    ---------------
  Net Decrease -
    Class B                                                              (34,339,047)       (84,495,684)
                                                                     ---------------    ---------------
Subscriptions - Class C                                                   17,971,112          8,781,043
Redemptions - Class C                                                    (22,303,826)       (29,621,130)
                                                                     ---------------    ---------------
  Net Decrease -
    Class C                                                               (4,332,714)       (20,840,087)
                                                                     ---------------    ---------------
Subscriptions - Class T                                                    1,613,587            445,862
Redemptions - Class T                                                     (5,906,182)       (13,912,926)
                                                                     ---------------    ---------------
  Net Decrease -
    Class T                                                               (4,292,595)       (13,467,064)
                                                                     ---------------    ---------------
Subscriptions - Class Z                                                  143,416,631        205,396,880
Redemptions - Class Z                                                   (148,156,205)      (233,228,354)
                                                                     ---------------    ---------------
  Net Decrease -
    Class Z                                                               (4,739,574)       (27,831,474)
                                                                     ---------------    ---------------
Net Decrease from Share Transactions                                    (105,772,887)      (180,289,685)
                                                                     ---------------    ---------------
Total Decrease in Net Assets                                            (180,039,899)      (333,154,232)
                                                                     ---------------    ---------------
NET ASSETS
Beginning of period                                                  $   834,145,768    $ 1,167,300,000
End of period (including undistributed (overdistributed)
 net investment income (loss) of $4,718,651 and $
 (764,533), respectively)                                            $   654,105,869    $   834,145,768
                                                                     ---------------    ---------------
CHANGES IN SHARES OF BENEFICIAL INTEREST:

Subscriptions - Class A                                                   38,079,158         57,673,347
Redemptions - Class A                                                    (42,466,431)       (59,225,013)
                                                                     ---------------    ---------------
  Net Decrease -
    Class A                                                               (4,387,273)        (1,551,666)
                                                                     ---------------    ---------------
Subscriptions - Class B                                                      682,215          1,915,889
Redemptions - Class B                                                     (3,925,907)        (8,695,350)
                                                                     ---------------    ---------------
  Net Decrease -
    Class B                                                               (3,243,692)        (6,779,461)
                                                                     ---------------    ---------------
Subscriptions - Class C                                                    1,713,941            699,804
Redemptions - Class C                                                     (2,100,936)        (2,338,600)
                                                                     ---------------    ---------------
  Net Decrease -
    Class C                                                                 (386,995)        (1,638,796)
                                                                     ---------------    ---------------
Subscriptions - Class T                                                      154,875             34,156
Redemptions - Class T                                                       (553,518)        (1,081,271)
                                                                     ---------------    ---------------
  Net Decrease -
    Class T                                                                 (398,643)        (1,047,115)
                                                                     ---------------    ---------------
Subscriptions - Class Z                                                   13,491,938         16,340,160
Redemptions - Class Z                                                    (13,780,387)       (18,389,183)
                                                                     ---------------    ---------------
  Net Decrease -
    Class Z                                                                 (288,449)        (2,049,023)
                                                                     ---------------    ---------------
Total Decrease in Shares of Beneficial Interest                           (8,705,052)       (13,066,061)
                                                                     ---------------    ---------------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2001

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Newport Tiger Fund, (the "Fund"), a series of Liberty Funds Trust VII, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of companies located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines). The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class T and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class T shares are sold with a front-end sales charge and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T shares and Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value under procedures approved by the Trustees.

Forward currency contracts are valued based on the weighted value of exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies is translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

SECURITIES LENDING:

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lenders fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2001, the Fund loaned securities having a market value of $156,569,373, collateralized by cash in the amount of $168,078,145 which was invested in short-term instruments.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

The Fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The Fund accrues such taxes as applicable.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions include the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FOREIGN CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management (the "Advisor") is the investment Advisor of the Fund and receives a monthly fee based on the Fund's average net assets as follows:

      AVERAGE NET ASSETS                ANNUAL FEE RATE
      ------------------                ---------------
      First $100 million                     1.00%
      Next $1.4 billion                      0.75%
      Next $1.0 billion                      0.70%
      Over $2.5 billion                      0.65%

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE:

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage of the Fund's average net assets as follows:

      AVERAGE NET ASSETS                ANNUAL FEE RATE
      ------------------                ---------------
      First $50 million                    No charge
      Next $950 million                      0.035%
      Next $1 billion                        0.025%
      Next $1 billion                        0.015%
      Over $3 billion                        0.010%

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the administrator, provides shareholder services for a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Administrator, is the Fund's principal underwriter. For the six months ended June 30, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $8,515 on sales of the Fund's Class A, Class C, Class T shares and received contingent deferred sales charges (CDSC) of $10,285, $655,717 and $9,463 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.55% annually of the Fund's average net assets.

For the six months ended June 30, 2001, the Fund's operating expenses, as defined above, did not exceed the 1.55% expense limit.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended June 30, 2001, purchases and sales of investments, other than short-term obligations, were $46,325,815 and $125,222,667, respectively.

Unrealized appreciation (depreciation) at June 30, 2001, based on cost of investments for both financial statement and federal income tax purposes was:

   Gross unrealized appreciation                               $169,477,997
   Gross unrealized depreciation                                (94,006,358)
                                                               ------------
       Net unrealized appreciation                             $ 75,471,639
                                                               ------------

CAPITAL LOSS CARRYFORWARDS:

At June 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

          YEAR OF                   CAPITAL LOSS
         EXPIRATION                 CARRYFORWARD
         ----------                 ------------
            2006                    $226,822,000
            2007                      22,165,000
                                    ------------
                                    $248,987,000
                                    ------------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments, and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 3313% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 12 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 12 of 1%. There were no borrowings under the line of credit during the six months ended June 30, 2001.

-----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                      SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
                                         CLASS A         CLASS B         CLASS C        CLASS T        CLASS Z
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $     11.34     $     11.05     $     11.07    $     11.38    $     11.35
                                       -----------     -----------     -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                      0.10            0.06            0.06           0.10           0.10
Net realized and unrealized loss             (1.36)          (1.32)          (1.32)         (1.35)         (1.35)
                                       -----------     -----------     -----------    -----------    -----------
Total from Investment Operations             (1.26)          (1.26)          (1.26)         (1.25)         (1.25)
                                       -----------     -----------     -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD         $     10.08     $      9.79     $      9.81    $     10.13    $     10.10
                                       -----------     -----------     -----------    -----------    -----------
Total return(b)(c)                          (11.11)%        (11.40)%        (11.38)%       (10.98)%       (11.01)%
                                       -----------     -----------     -----------    -----------    -----------
RATIOS TO AVERAGE NET ASSETS
Expenses(d)                                   1.68%           2.43%           2.43%          1.43%          1.43%
Net investment income(d)                      1.80%           1.05%           1.05%          2.05%          2.05%
Portfolio turnover rate(c)                       6%              6%              6%             6%             6%
Net assets at end of period (000's)    $   241,802     $   203,167     $    34,197    $    37,558    $   137,381

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) Annualized.

                                                           YEAR ENDED DECEMBER 31, 2000
                                         CLASS A         CLASS B         CLASS C        CLASS T        CLASS Z
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $     13.47     $     13.23     $     13.25    $     13.48    $     13.46
                                       -----------     -----------     -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)               0.01           (0.08)          (0.08)          0.04           0.04
Net realized and unrealized loss             (2.14)          (2.10)          (2.10)         (2.14)         (2.15)
                                       -----------     -----------     -----------    -----------    -----------
Total from Investment Operations             (2.13)          (2.18)          (2.18)         (2.10)         (2.11)
                                       -----------     -----------     -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD         $     11.34     $     11.05     $     11.07    $     11.38    $     11.35
                                       -----------     -----------     -----------    -----------    -----------
Total return(b)                             (15.81)%        (16.48)%        (16.45)%       (15.58)%       (15.68)%
                                       -----------     -----------     -----------    -----------    -----------
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                   1.71%           2.46%           2.46%          1.46%          1.46%
Net investment income (loss)(c)               0.07%          (0.68)%         (0.68)%         0.32%          0.32%
Portfolio turnover rate                         25%             25%             25%            25%            25%
Net assets at end of period (000's)    $   321,671     $   265,219     $    42,897    $    46,733    $   157,606

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

-----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
-----------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                             YEAR ENDED DECEMBER 31, 1999
                                         CLASS A         CLASS B         CLASS C        CLASS T        CLASS Z
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $      7.78     $      7.70     $      7.71    $      7.77    $      7.75
                                       -----------     -----------     -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                      0.09            0.02            0.02           0.12           0.12
Net realized and unrealized gain              5.60            5.51            5.52           5.59           5.59
                                       -----------     -----------     -----------    -----------    -----------
Total from Investment Operations              5.69            5.53            5.54           5.71           5.71
                                       -----------     -----------     -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD         $     13.47     $     13.23     $     13.25    $     13.48    $     13.46
                                       -----------     -----------     -----------    -----------    -----------
Total return(b)                              73.14%          71.82%          71.85%         73.49%         73.68%
                                       -----------     -----------     -----------    -----------    -----------
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                   1.77%           2.52%           2.52%          1.52%          1.52%
Net investment income(c)                      0.97%           0.22%           0.22%          1.22%          1.22%
Portfolio turnover rate                         14%             14%             14%            14%            14%
Net assets at end of period (000's)    $   403,082     $   407,179     $    73,038    $    69,503    $   214,498

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage agreements had no impact.

                                                              YEAR ENDED DECEMBER 31, 1998
                                         CLASS A         CLASS B         CLASS C        CLASS T        CLASS Z
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $      9.02     $      8.92     $      8.94    $      9.01    $      9.01
                                       -----------     -----------     -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                      0.14            0.09            0.09           0.16           0.16
Net realized and unrealized loss             (1.23)          (1.23)          (1.24)         (1.23)         (1.25)
                                       -----------     -----------     -----------    -----------    -----------
Total from Investment Operations             (1.09)          (1.14)          (1.15)         (1.07)         (1.09)
                                       -----------     -----------     -----------    -----------    -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                   (0.15)          (0.08)          (0.08)         (0.17)         (0.17)
                                       -----------     -----------     -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD         $      7.78     $      7.70     $      7.71    $      7.77    $      7.75
                                       -----------     -----------     -----------    -----------    -----------
Total return(b)                             (12.08)%        (12.77)%        (12.89)%       (11.87)%       (12.09)%
                                       -----------     -----------     -----------    -----------    -----------
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                   1.78%           2.53%           2.53%          1.53%          1.53%
Net investment income(c)                      2.02%           1.27%           1.27%          2.27%          2.27%
Portfolio turnover rate                         15%             15%             15%            15%            15%
Net assets at end of period (000's)    $   250,089     $   280,163     $    48,316    $    51,526    $   138,988

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage agreements had no impact.

-----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
-----------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                             YEAR ENDED DECEMBER 31, 1997
                                         CLASS A         CLASS B         CLASS C(a)     CLASS T        CLASS Z
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $     13.75     $     13.64     $     13.66    $     13.75    $     13.75
                                       -----------     -----------     -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)               0.08           (0.01)          (0.01)          0.11           0.11
Net realized and unrealized loss             (4.73)          (4.67)          (4.67)         (4.74)         (4.74)
                                       -----------     -----------     -----------    -----------    -----------
Total from Investment Operations             (4.65)          (4.68)          (4.68)         (4.63)         (4.63)
                                       -----------     -----------     -----------    -----------    -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                   (0.04)           --              --            (0.07)         (0.07)
From net realized gains                      (0.04)          (0.04)          (0.04)         (0.04)         (0.04)
                                       -----------     -----------     -----------    -----------    -----------
Total Distributions Declared to
   Shareholders                              (0.08)          (0.04)          (0.04)         (0.11)         (0.11)
                                       -----------     -----------     -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD         $      9.02     $      8.92     $      8.94    $      9.01    $      9.01
                                       -----------     -----------     -----------    -----------    -----------
Total return(c)                             (33.95)%        (34.41)%        (34.36)%       (33.76)%       (33.76)%
                                       -----------     -----------     -----------    -----------    -----------
RATIOS TO AVERAGE NET ASSETS
Operating expenses(d)                         1.73%           2.48%           2.48%          1.48%          1.48%
Interest expense                               (e)             (e)             (e)            (e)            (e)
Total expenses(d)                             1.73%           2.48%           2.48%          1.48%          1.48%
Net investment income (loss)(d)               0.64%          (0.11)%         (0.11)%         0.89%          0.89%
Portfolio turnover rate                         12%             12%             12%            12%            12%
Net assets at end of period (000's)    $   323,407     $   362,442     $    62,703    $    82,095    $   180,832

(a) Class D shares were redesignated Class C shares on July 1, 1997.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage agreements had no impact.
(e) Rounds to less than 0.01%.

                                                             YEAR ENDED DECEMBER 31, 1996
                                         CLASS A         CLASS B         CLASS C        CLASS T        CLASS Z
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $     12.46     $     12.39     $     12.41    $     12.45    $     12.45
                                       -----------     -----------     -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)               0.08           (0.02)          (0.02)          0.12           0.12
Net realized and unrealized gain              1.28            1.28            1.27           1.28           1.28
                                       -----------     -----------     -----------    -----------    -----------
Total from Investment Operations              1.36            1.26            1.25           1.40           1.40
                                       -----------     -----------     -----------    -----------    -----------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                   (0.07)          (0.01)           --            (0.10)         (0.10)
From net realized gains(b)                   (0.00)          (0.00)          (0.00)         (0.00)         (0.00)
                                       -----------     -----------     -----------    -----------    -----------
Total Distributions Declared to
   Shareholders                              (0.07)          (0.01)           --            (0.10)         (0.10)
                                       -----------     -----------     -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD         $     13.75     $     13.64     $     13.66    $     13.75    $     13.75
                                       -----------     -----------     -----------    -----------    -----------
Total return(c)                              10.94%          10.16%          10.11%         11.24%         11.24%
                                       -----------     -----------     -----------    -----------    -----------
RATIOS TO AVERAGE NET ASSETS
Expenses(d)                                   1.74%           2.49%           2.49%          1.49%          1.49%
Net investment income (loss)(d)               0.62%          (0.13)%         (0.13)%         0.87%          0.87%
Portfolio turnover rate                          6%              6%              6%             6%             6%
Net assets at end of period (000's)    $   568,497     $   572,089     $   108,785    $   187,659    $   366,849

(a) Per share data was calculated using average shares outstanding during the period.
(b) Amount represents less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage agreements had no impact.

--------------------------------------------------------------------------------
TRUSTEE & TRANSFER AGENT
--------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel,Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean,Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc.and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on education systems needs (formerly General Manager,Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Newport Tiger Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Tiger Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

SEMIANNUAL REPORT:
Liberty Newport Tiger Fund

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relationship that's focused on you and your needs.

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                                                                -------------
LIBERTY NEWPORT TIGER FUND Semiannual Report, June 30, 2001       PRSRT STD
                                                                U.S. POSTAGE
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      Liberty Funds Distributor, Inc. (C)2001
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      www.libertyfunds.com

                                                732-03/475G-0601 (07/01) 01/1499